Shareholder Report, Average Annual Return (Details) 193948_Innovator Premium Income 30 Barrier ETF - July_TF_TSR Annual {TF}	12 Months Ended	28 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Innovator Premium Income 30 Barrier ETF® - July
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Innovator Premium Income 30 Barrier ETF - July NAV
Average Annual Return, Percent	6.15%	6.43%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	21.45%	21.86%
S&P 500 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500
Average Annual Return, Percent	19.89%	20.19%